================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22250

                               -----------------

                                PIMCO ETF Trust
              (Exact name of registrant as specified in charter)

                               -----------------

               650 Newport Center Drive, Newport Beach, CA 92660
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                                Adam T. Teufel
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

      Registrant's telephone number, including area code: (888) 877-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22250
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO ETF Trust









=============== PIMCO 0-5 Year High Yield Corporate Bond Index  ================
===============              Exchange-Traded Fund               ================


INTELSAT SA

Ticker:                      Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board and Auditors' Report      None      None         Management
2     Approve Statutory Standalone Financial  For       For          Management
      Statements
3     Approve Consolidated Financial          For       For          Management
      Statements
4     Approve Discharge of Directors          For       For          Management
5     Approve Allocation of Income            For       For          Management
6     Approve Appointment and Co-optation of  For       For          Management
      David Wajsgras as Director
7     Approve Appointment and Co-optation of  For       For          Management
      David Mack as Director
8a    Reelect Directors (Bundled)             For       For          Management
9     Approve Remuneration of Directors for   For       For          Management
      the year 2022
10    Approve Remuneration of Directors for   For       For          Management
      the year 2023
11    Ratify KPMG Audit as Statutory Auditor  For       For          Management
12    Authorize Company and/or any Wholly     For       For          Management
      Owned Subsidiary to Purchase, Acquire,
      Receive or Hold Shares of Any Class




============= PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO 25+ Year Zero Coupon U.S. Treasury Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== PIMCO Active Bond Exchange-Traded Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Commodity Strategy Active Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO Enhanced Low Duration Active Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Enhanced Short Maturity Active ESG Exchange-Traded  ===========
==========                           Fund                            ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Enhanced Short Maturity Active Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== PIMCO Intermediate Municipal Bond Active Exchange-Traded  ===========
==========                           Fund                            ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Investment Grade Corporate Bond Index Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== PIMCO Multisector Bond Active Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Municipal Income Opportunities Active Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Preferred and Capital Securities Active  ================
================              Exchange-Traded Fund              ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Senior Loan Active Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Short Term Municipal Bond Active Exchange-Traded Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO Ultra Short Government Active Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023